Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings (losses) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$1,610,652	$1,241,117	$407,666
Foreign	139,305	57,542	(165,800)

	$1,749,957	$1,298,659	$241,866

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$504,865	$286,224	$285,856
State	37,308	27,353	4,618
Foreign	48,386	13,211	5,198

Total current	590,559	326,788	295,672

Deferred:
Federal	(207,006)	71,777	(213,601)
State	(4,533)	5,193	(21,240)
Foreign	(9,634)	(5,515)	(11,995)

Total deferred	(221,173)	71,455	(246,836)

Total provision for income taxes	$369,386	$398,243	$48,836

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2017	2016	2015
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.22%	1.67%	-5.02%
Federal research credit	-0.24%	-0.28%	-1.47%
Domestic manufacturing deduction	-2.58%	-2.11%	-9.98%
Equity in losses of foreign joint venture	0.13%	0.27%	2.88%
Impairment on investment in foreign joint venture	—	—	22.14%
Foreign rate differential	-0.62%	-1.05%	-5.04%
Noncontrolling interests	-1.24%	-2.81%	-16.27%
Tax Reform Act	-10.01%	—	—
Out-of-period correction	—	-0.22%	-4.02%
Other, net	-0.55%	0.20%	1.97%

Provision for income taxes	21.11%	30.67%	20.19%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Accrued liabilities and reserves	$127,955	$195,787
Allowance for doubtful accounts	15,136	15,511
Inventory	61,522	75,550
Post-retirement benefits	9,167	12,163
Commodity hedges	2,056	—
Net operating loss carryforward	19,895	11,544
Tax credit carryforwards	92,380	18,358
Valuation allowance	(96,107)	—

Total deferred tax assets	232,004	328,913

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(10,214)	(9,999)
Commodity hedges	—	(316)
Intangibles	(164,716)	(246,697)
Property, plant and equipment	(385,815)	(630,500)

Total deferred tax liabilities	(560,745)	(887,512)

Total net deferred tax liabilities	$(328,741)	$(558,599)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of year	$44,088	$50,510	$63,001
Additions based on tax positions related to current year	11,154	6,157	6,508
Reductions based on tax positions related to current year	—	—	—
Additions based on tax positions related to prior years	2,556	147	241
Reductions based on tax positions related to prior years	(5,461)	(8,201)	(13,294)
(Reductions) additions due to settlements with taxing authorities	—	(258)	930
Reductions due to statute of limitations lapse	(3,492)	(4,267)	(6,876)

Balance at end of year	$48,845	$44,088	$50,510